Fair Value Measurements - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impairment charge	¥ 0	$ 0	¥ 8,000